Pension And OPEB Plans (Schedule Of Pension And OPEB Plan Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Net costs	$ 143	$ 138	$ 157
Less amounts deferred principally as property or a regulatory asset	(98)	(100)	(113)
Net amounts recognized as expense	45	38	44
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net costs	85	76	104
Net amounts recognized as expense	29	76	78
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net costs	58	62	53
Net amounts recognized as expense	$ 107	$ 57	$ 79